UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Retail Class – WRLDX

SEMI-ANNUAL REPORT
March 31, 2022

Scharf Investments, LLC

(This Page Intentionally Left Blank.)

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TABLE OF CONTENTS

Letter from the President	2

To Our Shareholders	8

Expense Examples	11

Sector Allocation of Portfolio Assets	13

Schedules of Investments	16

Statements of Assets and Liabilities	30

Statements of Operations	32

Statements of Changes in Net Assets	34

Financial Highlights	39

Notes to Financial Statements	44

Notice to Shareholders	61

Statement Regarding Liquidity Risk Management Program	62

Householding	62

Approval of Investment Advisory Agreement	63

Privacy Notice	68

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Letter from the President

Dear Fellow Shareholders,

We want to start by acknowledging what is currently taking place in Ukraine. Like most people, we are horrified to see what is going on in the news. A recent headline, “Russian Troops Have Left Zhytomyr Highway Littered with Shot-Up Cars and Dead Bodies of People Who Tried to Escape the War,” particularly hits home for me as part of my family was originally from Zhytomyr. We can all hope for a quick resolution to the situation. To do our part, Scharf Investments is donating $5,000 to World Central Kitchen to help the children affected by this war.

For investors, it has been a tumultuous year so far. From January 1, 2022, through March 14, 2022, the Nasdaq plummeted 19.5%, the S&P 500® (“S&P 500”) fell 12.2%, the MSCI ACWI Index fell 12.5%, while the Russell 1000® Value Index (“Russell 1000 Value”) dropped 5.7%. The high-quality nature of our portfolio showed its resilience with our Scharf Fund down 5.3% over the same time period, which is less than the four benchmarks.

Stocks rallied in the last few weeks to finish the quarter down 8.9%, down 4.6%, down 5.4% and down 0.7% for the Nasdaq, S&P 500, MSCI ACWI Index and Russell 1000 Value indexes, respectively. By comparison, our Scharf Fund – Institutional Class was down 1.4%. Bonds had one of their worst quarters in over a decade with the Bloomberg U.S. Aggregate Bond Index down 5.9% and the Lipper Balanced Funds Index down 5.0%. Our Scharf Multi-Asset Opportunity Fund – Institutional Class was down approximately 2.0% on the quarter. The Global Opportunity Fund finished the quarter up 0.29%.

Inflation Up, Consumer Sentiment Down

There is a lot of noise out there right now. Investors are faced with war, lockdowns in China, rising inflation, continued supply chain problems, falling consumer sentiment, rising gas prices, to name just a few things. One concerning data point comes from the University of Michigan consumer sentiment index, which sank to its lowest level since 2011. Falling real incomes and surging fuel prices were key drivers of the pessimism with the expected year-ahead inflation rate at 5.4%, the highest since November 1981. More consumers mentioned reduced living standards due to rising inflation than any other time except during the two worst recessions in the past 50 years. Nearly one-third of all consumers expect their overall financial position to worsen in the year ahead, the highest recorded level since the surveys started in the mid-1940s. Given these data points, it seems clear that the Federal Reserve is going to need to act on the inflation front.

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Source: University of Michigan. Shaded areas indicate U.S. recessions.

Fed Late to Take the Punch Bowl Away?

Bill Dudley, a former Federal Reserve Board Member, thinks the Fed has waited too long to raise rates. He believes the Fed will need to increase rates sharply, which will likely trigger a recession. With official inflation levels around 7.9% year-over-year, the U.S. federal funds rate is the furthest it has been below the Consumer Price Index (“CPI”) since 1951. This has led to the increased inflation expectations and falling consumer sentiment shown above.

In today’s hot labor market, seasonally adjusted unemployment has fallen to 3.6%. To bring down inflation, Dudley believes the Fed will need to increase unemployment at least back to the “natural” rate of unemployment of roughly 4.4%. Said another way, the Fed will need to trigger the loss of 1.3 million jobs just to bring the labor market back to “equilibrium” in order to bring down inflation expectations. Dudley also points out that over the past 75 years, whenever the unemployment rate has increased by 0.5 percentage points vs. the prior 12-month low level, a recession is either already underway or about to start.

With unemployment already so low (3.6%) and inflation already so high (7.9%), the Fed is in a tough spot and engineering a “soft landing” won’t be easy. The fact that the Fed doubled its balance sheet in response to the pandemic certainly complicates things as does the war in Ukraine.

Yield Curve Flashes Warning Signals

One market indicator that agrees with Mr. Dudley is the recent inversion of the yield curve. Historically, this has been one of the best warning signals of future recessions. What is the yield curve and what does it mean to be inverted? The yield curve is a

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graph showing the relationship between short-term and long-term interest rates of U.S. Treasury notes. To compensate for the extra risk that investors are taking by lending for a longer period of time, long-term rates are usually higher than short-term ones.

The graph below shows the difference between the 10-year and 2-year Treasury yields. When the line shown in the graph is below zero it means 2-year yields are above 10-year yields. In Wall Street speak, the curve has “inverted.” Today’s inversion of the yield curve is a reflection of market expectations that the Federal Reserve needs to tighten monetary policy by aggressively raising short-term interest rates. The Fed needs to do this in order to slow down an “overheated” economy in which inflation has been running persistently high. This bond market phenomenon has been a reliable recession indicator as inversions of that part of the curve have preceded nearly every recession over the past 40 years. The graph illustrates this point.

Source: Board of Governors of the Federal Reserve System (U.S.). Shaded areas indicate U.S. recessions.

On a more positive note, some market pros believe the 3-month yield to the 10-year yield is a more accurate recession forecaster, and that curve has not flattened. That spread has actually widened, a signal for better economic growth. In addition, after the five instances where the 2-year and 10-year yields inverted since 1988, the S&P 500 had a median return of 15.8% over the next 12 months.

Regardless, an inverted yield curve should be taken as a sign that the Federal Reserve’s efforts to counter inflation by raising short-term interest rates may be nearing a tipping point which could result in slower economic growth over the next 12-24 months. For stock market investors, the emergence of an inverted yield curve is akin to seeing dark clouds on the horizon. It is a time to be prepared for a possible

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change in the weather. Our expectation is that the growth rate of the economy is most likely to decelerate in the year ahead, and there is a greater chance of a recession in the next year or two. We cannot forecast when it is going to happen, but we can strive to own very high-quality businesses with consistent earnings power and strong balance sheets. Owning high-quality businesses with pricing power is one of the best ways to keep up with inflation, and our experience has been that owning high-quality businesses also provides resilience when storms eventually arrive.

A Final Word on Valuation

An old rule on Wall Street is the “rule of 20”. This says the market is fairly valued when the price-to-earnings ratio (or “P/E”) equals 20 minus the inflation rate. With CPI inflation expectations near 6%, the implied “fair” P/E for the S&P 500 is roughly 14 times (20-6) compared to the current P/E of roughly 20 times. This would imply the current P/E is still too high despite the recent decline in stocks. Even if the Fed manages to bring inflation expectations down to 4%, that still implies a “fair” multiple of roughly 16 times, or 20% below where it is today. That says nothing of the risk that S&P 500 earnings would decline if the Fed were to inadvertently cause a recession. During the last four profit recessions, S&P earnings fell by roughly 25% from peak to trough. Thus, the S&P could have around 40% downside in a Fed induced recession. By comparison, our portfolio already trades at a P/E of under 16 times with a much more resilient earnings profile.

The war further complicates the Fed’s task of engineering a soft landing as it will increase inflation expectations and cause further supply chain issues. We believe investors would do well to remain cautious and de-risk their portfolio if they are still holding any speculative darlings of the past. For our part, we continue to emphasize high-quality companies with strong balance sheets trading with good favorability ratios. This has served us well in the past and we believe will serve us well in the future. As the late Edwin Starr would say, “War, what is it good for? Absolutely nothing.” Say it again, Edwin, say it again.

I hope that you, your families and those closest to you are healthy and well. Thank you for your continued trust and confidence in Scharf Investments and the Scharf Funds. My team and I welcome your comments and the opportunity to respond to your questions. Please don’t hesitate to reach out to us.

Best regards,

Brian Krawez, CFA
President and Portfolio Manager
May 1, 2022

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Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in securities representing equity or debt. These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund. The Funds follow an investment style that favors relatively low valuations. Investment in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

Terms and Definitions:

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Nasdaq Composite Index is a market capitalization-weighted index of more than 3,700 stocks listed on the Nasdaq stock exchange.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

The MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S.-based companies.

Consumer Sentiment Index is a statistical measurement of the overall health of the economy as determined by consumer opinion.  It takes into account people’s feelings toward their current financial health, the health of the economy in the short-term, and the prospects for longer-term economic growth, and is widely considered to be a useful economic indicator.

You cannot invest directly in an index.

Favorability Ratio is a proprietary metric we use in stock selection. To qualify for purchase, securities must offer at least 3-to-1 upside potential compared with downside risk.

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Price to Earnings Ratio (P/E) is a valuation ratio of a company’s current share price compared to its per-share earnings. Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Consumer Price Index (CPI) measures the overall change in consumer prices over time based on a representative basket of goods and services.

Spread in finance, a spread refers to the difference between two prices, rates, or yields.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy and sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

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TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2022
SCHARF FUND
						Since	Since
	6	One	Three	Five	Ten	Inception	Inception
Cumulative:	Months	Year	Year	Year	Year	12/30/11	1/28/15
Scharf Fund –
Institutional Class	8.13%	13.41%	54.08%	76.19%	200.60%	235.54%	N/A
Scharf Fund –
Retail Class	7.98%	13.09%	52.79%	73.69%	N/A	N/A	95.16%
S&P 500® Index	5.92%	15.65%	68.20%	109.94%	291.97%	341.30%	159.67%
(with dividends reinvested)
Russell 1000® Value	6.98%	11.67%	44.38%	63.17%	202.35%	235.97%	96.72%
(with dividends reinvested)
Annualized:
Scharf Fund –
Institutional Class	—	—	15.50%	11.99%	11.63%	12.53%	N/A
Scharf Fund –
Retail Class	—	—	15.18%	11.67%	N/A	N/A	9.77%
S&P 500® Index	—	—	18.92%	15.99%	14.64%	15.58%	14.24%
(with dividends reinvested)
Russell 1000® Value	—	—	13.02%	10.29%	11.70%	12.55%	9.90%
(with dividends reinvested)

SCHARF MULTI-ASSET OPPORTUNITY FUND
						Since	Since
		6	One	Three	Five	Inception	Inception
Cumulative:		Months	Year	Year	Year	12/31/12	1/21/16
Scharf Multi-Asset
Opportunity Fund –
Institutional Class		5.30%	9.46%	41.46%	57.36%	128.63%	N/A
Scharf Multi-Asset
Opportunity Fund – Retail Class		5.13%	9.15%	40.32%	55.29%	N/A	76.64%
Lipper Balanced Funds Index		-0.70%	2.05%	34.45%	52.34%	111.35%	79.68%
(with dividends reinvested)
Bloomberg U.S. Aggregate
Bond Index		-5.92%	-4.15%	5.15%	11.19%	20.11%	14.02%
S&P 500® Index
(with dividends reinvested)		5.92%	15.65%	68.20%	109.94%	280.42%	172.37%
Annualized:
Scharf Multi-Asset
Opportunity Fund –
Institutional Class		—	—	12.26%	9.49%	9.36%	N/A
Scharf Multi-Asset
Opportunity Fund – Retail Class		—	—	11.96%	9.20%	N/A	9.62%
Lipper Balanced Funds Index		—	—	10.37%	8.78%	8.43%	9.93%
(with dividends reinvested)
Bloomberg U.S. Aggregate
Bond Index		—	—	1.69%	2.14%	2.00%	2.14%
S&P 500® Index
(with dividends reinvested)		—	—	18.92%	15.99%	15.55%	17.57%

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SCHARF GLOBAL OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	10/14/14
Scharf Global Opportunity Fund	6.46%	10.61%	53.67%	80.66%	124.38%
MSCI All Country World Index (Net)	0.96%	7.28%	47.19%	73.43%	105.77%
Annualized:
Scharf Global Opportunity Fund	—	—	15.40%	12.56%	11.44%
MSCI All Country World Index (Net)	—	—	13.75%	11.64%	10.16%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios, as of the Funds’ registration statement dated January 31, 2022, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, and Scharf Global Opportunity Fund are 0.97%, 1.22%, 1.49%, 1.74%, and 1.96%, respectively. The net expense ratios, as of the Funds’ registration statement dated January 31, 2022, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, and Scharf Global Opportunity Fund represent the percentages paid by investors and are 0.89%, 1.14%, 1.00%, 1.25%, and 0.89%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2023, for the Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund. Had fees not been waived, returns would have been lower. The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase. The Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase. Had a redemption fee been included, returns would be lower.

For the fiscal six months ended March 31, 2022, the Scharf Funds mutual funds performed as follows:

Scharf Fund Institutional Class and Retail Class returned 8.13% and 7.98%, respectively, compared to the 5.92% return for the S&P 500® Index (“S&P 500”) and 6.98% for the Russell 1000® Value Total Return Index. The key contributors to relative performance for the period were McKesson, Berkshire Hathaway, and Centene. The key detractors from relative performance were Liberty Broadband, Comcast, and MillerKnoll.

Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 5.30% and 5.13%, respectively, compared to the -0.70% return for the Lipper Balanced Funds Index, -5.92% return for the Bloomberg U.S. Aggregate Bond Index

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and 5.92% return for the S&P 500. The key contributors to relative performance for the period were McKesson, Berkshire Hathaway, and Centene. The key detractors from relative performance were Liberty Broadband, Comcast, and Samsung Electronics.

Scharf Global Opportunity Fund returned 6.46% compared to the 0.96% return for the MSCI All Country World Index (Net). The key contributors to relative performance for the period were McKesson, Centene, and Barrick Gold. The key detractors from relative performance were Liberty Broadband, Samsung Electronics, and Baidu.

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EXPENSE EXAMPLES at March 31, 2022 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (10/1/21-3/31/22).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLES at March 31, 2022 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/21	3/31/22	10/1/21-3/31/22	Ratio*
Institutional Class
Actual	$1,000.00	$1,081.30	$4.46	0.86%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.64	$4.33	0.86%
Retail Class
Actual	$1,000.00	$1,079.80	$5.91	1.14%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.25	$5.74	1.14%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/21	3/31/22	10/1/21-3/31/22	Ratio*
Institutional Class
Actual	$1,000.00	$1,053.00	$4.96	0.97%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Retail Class
Actual	$1,000.00	$1,051.30	$6.29	1.23%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/21	3/31/22	10/1/21-3/31/22	Ratio*
Retail Class
Actual	$1,000.00	$1,064.60	$3.29	0.64%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.74	$3.23	0.64%

*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2022 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2022 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2022 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

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SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares	COMMON STOCKS – 93.21%	Value

	Aerospace and Defense – 4.25%
39,935	Lockheed Martin Corp.	$17,627,309

	Beverages – 4.26%
40,600	Constellation Brands, Inc. – Class A	9,350,992
86,695	Heineken N.V. (b)	8,303,615
		17,654,607

	Building Products – 3.25%
263,947	Masco Corp.	13,461,297

	Chemicals – 3.91%
514,060	Valvoline, Inc.	16,223,734

	Commercial Services & Supplies – 3.51%
420,766	Herman Miller, Inc.	14,541,673

	Diversified Financial Services – 7.26%
85,252	Berkshire Hathaway, Inc. – Class B (a)	30,086,283

	Health Care Providers & Services – 16.98%
227,075	Centene Corp. (a)	19,117,444
217,995	CVS Health Corp.	22,063,274
95,450	McKesson Corp.	29,220,109
		70,400,827

	Insurance – 5.05%
14,204	Markel Corp. (a)	20,954,309

	Interactive Media & Services – 1.47%
46,150	Baidu, Inc. – ADR (a)	6,105,645

	IT Services – 6.75%
160,960	Cognizant Technology Solutions Corp. – Class A	14,433,283
133,883	Fiserv, Inc. (a)	13,575,736
		28,009,019

	Media – 7.13%
358,845	Comcast Corp. – Class A	16,801,123
94,430	Liberty Broadband Corp. – Class C (a)(e)	12,778,267
		29,579,390

	Personal Products – 2.07%
188,140	Unilever plc – ADR	8,573,540

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Shares	COMMON STOCKS – 93.21%, Continued	Value

	Pharmaceuticals – 8.66%
118,610	AstraZeneca plc – ADR	$7,868,587
82,489	Johnson & Johnson	14,619,526
153,080	Novartis AG – ADR	13,432,770
		35,920,883
	Road & Rail – 2.29%
115,285	Canadian Pacific Railway, Ltd. (b)	9,515,624
	Software – 11.68%
99,944	Microsoft Corp.	30,813,735
212,925	Oracle Corp.	17,615,285
		48,429,020
	Specialty Retail – 4.69%
93,881	Advance Auto Parts, Inc.	19,429,612
	TOTAL COMMON STOCKS
	(Cost $263,040,102)	386,512,772

	PREFERRED STOCK – 2.87%

	Technology Hardware,
	Storage & Peripherals – 2.87%
228,560	Samsung Electronics Co., Ltd., 1.72% (b)	11,880,104
	TOTAL PREFERRED STOCK
	(Cost $3,697,316)	11,880,104

	SHORT-TERM INVESTMENTS – 3.79%

	Money Market Fund – 2.19%
9,100,602	First American Treasury Obligations
	Fund, Class Z, 0.18% (c)	9,100,602
	TOTAL MONEY MARKET FUND
	(Cost $9,100,602)	9,100,602

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Principal
Amount	SHORT-TERM INVESTMENTS – 3.79%, Continued	Value

	Cash Management Bill – 0.48%
$2,000,000	0.40%, 6/14/2022 (d)	$1,998,376
	TOTAL CASH MANAGEMENT BILL
	(Cost $1,998,068)	1,998,376

	U.S. Treasury Bills – 1.12%
3,000,000	0.34%, 5/31/2022 (d)	2,998,301
900,000	0.91%, 9/1/2022 (d)	896,522
750,000	1.02%, 10/6/2022 (d)	745,989
	TOTAL U.S. TREASURY BILLS
	(Cost $4,642,295)	4,640,812
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,740,965)	15,739,790
	Total Investments in Securities
	(Cost $282,478,383) – 99.87%	414,132,666
	Other Assets in Excess of Liabilities – 0.13%	557,577
	TOTAL NET ASSETS – 100.00%	$414,690,243

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2022.
(d)	Rate shown is the discount rate at March 31, 2022.
(e)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares	COMMON STOCKS – 67.04%	Value

	Aerospace and Defense – 3.03%
3,850	Lockheed Martin Corp.	$1,699,390

	Beverages – 3.10%
4,165	Constellation Brands, Inc. – Class A	959,283
8,136	Heineken N.V. (b)	779,263
		1,738,546

	Building Products – 2.31%
25,339	Masco Corp.	1,292,289

	Chemicals – 2.79%
49,567	Valvoline, Inc.	1,564,335

	Commercial Services & Supplies – 2.52%
40,896	Herman Miller, Inc.	1,413,366

	Diversified Financial Services – 5.17%
8,216	Berkshire Hathaway, Inc. – Class B (a)	2,899,509

	Health Care Providers & Services – 12.07%
21,794	Centene Corp. (a)	1,834,837
21,215	CVS Health Corp.	2,147,170
9,085	McKesson Corp.	2,781,191
		6,763,198

	Hotels, Restaurants & Leisure – 0.57%
64,350	Domino’s Pizza Group plc (b)	320,042

	Insurance – 3.72%
1,412	Markel Corp. (a)	2,083,039

	Interactive Media & Services – 1.01%
4,275	Baidu, Inc. – ADR (a)	565,582

	IT Services – 4.93%
15,775	Cognizant Technology Solutions Corp. – Class A	1,414,544
13,298	Fiserv, Inc. (a)	1,348,417
		2,762,961

	Media – 5.06%
34,460	Comcast Corp. – Class A	1,613,417
9,054	Liberty Broadband Corp. – Class C (a)(f)	1,225,187
		2,838,604

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Shares	COMMON STOCKS – 67.04%, Continued	Value

	Personal Products – 1.42%
17,512	Unilever plc – ADR	$798,022

	Pharmaceuticals – 6.26%
11,561	AstraZeneca plc – ADR	766,957
8,142	Johnson & Johnson	1,443,007
14,778	Novartis AG – ADR	1,296,769
		3,506,733

	Road & Rail – 1.73%
11,746	Canadian Pacific Railway, Ltd. (b)	969,515

	Software – 8.07%
9,370	Microsoft Corp.	2,888,864
19,727	Oracle Corp.	1,632,015
		4,520,879

	Specialty Retail – 3.28%
8,885	Advance Auto Parts, Inc.	1,838,840
	TOTAL COMMON STOCKS
	(Cost $25,145,557)	37,574,850

	PREFERRED STOCKS – 6.74%

	Capital Markets – 1.29%
700,000	Charles Schwab Corp. – Series G, 5.375%	724,500

	Closed-End Funds – 2.69%
15,000	Gabelli Dividend &
	Income Trust – Series K, 4.25%	313,200
38,400	Gabelli Equity Trust, Inc. – Series K, 5.00%	962,688
4,500	GDL Fund – Series C, 4.00%	232,155
		1,508,043

	Technology Hardware,
	Storage & Peripherals – 2.76%
29,780	Samsung Electronics Co., Ltd., 1.72% (b)	1,547,906
	TOTAL PREFERRED STOCKS
	(Cost $2,965,568)	3,780,449

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Shares	REITs – 1.99%	Value

	Equity Real Estate
	Investment Trusts (REITs) – 1.99%
1	Orion Office REIT, Inc. (a)	$14
16,115	Realty Income Corp.	1,116,770
	TOTAL REITs
	(Cost $1,076,528)	1,116,784

	EXCHANGE-TRADED FUNDS – 5.13%
59,729	iShares Silver Trust (a)	1,366,599
8,358	SPDR Gold Shares (a)	1,509,873

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,224,216)	2,876,472

Principal
Amount	CORPORATE BONDS – 5.82%

	Beverages – 0.41%
	Coca-Cola Consolidated, Inc.
$150,000	3.80%, 11/25/2025 – Class B	154,280
	Keurig Dr. Pepper, Inc.
76,000	4.057%, 5/25/2023	77,362
		231,642
	Biotechnology – 0.27%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	150,530

	Chemicals – 0.09%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	51,219

	Computer and Electronic
	Product Manufacturing – 0.17%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	94,295

	Entertainment – 0.29%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	160,416

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 5.82%, Continued	Value

	Food Products – 0.32%
	Bestfoods, Inc.
$150,000	7.25%, 12/15/2026	$177,899

	Health Care Providers & Services – 0.27%
	McKesson Corp.
150,000	2.70%, 12/15/2022	150,756

	Internet & Direct Marketing Retail – 0.56%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	162,168
	eBay, Inc.
150,000	2.60%, 7/15/2022	150,029
		312,197
	IT Services – 0.30%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	169,831

	Petroleum and Coal
	Products Manufacturing – 1.01%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	566,962

	Pharmaceutical and
	Medicine Manufacturing – 0.29%
	Wyeth LLC
150,000	6.45%, 2/1/2024	160,451

	Road & Rail – 0.13%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	75,199

	Securities and Commodity Contracts
	Intermediation and Brokerage – 1.44%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	805,805

	Specialty Retail – 0.27%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	153,716
	TOTAL CORPORATE BONDS
	(Cost $3,223,229)	3,260,918

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 3.38%	Value
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
$10,000	3.00%, 6/1/2024, Series 2012	$10,032
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
120,000	7.875%, 2/1/2026, Series 2011B	120,554
	City of New York, General Obligation,
	Build America Bonds
75,000	5.887%, 12/1/2024	80,835
35,000	5.424%, 3/1/2025	37,500
	Dana Point California Community
	Facilities Taxable – Series B
120,000	1.017%, 9/1/2022	119,739
	Lake Elsinore California Improvement Bond
	Act 1915, Limited Obligation, Refunding Taxable
	Reassessment District No. 2021-1
150,000	1.153%, 9/2/2025	141,323
	Pasadena California Pension Obligation
	Refunding Taxable – Series B
100,000	4.625%, 5/1/2038	105,906
	San Francisco Bay Area Toll Authority,
	Revenue Bonds
100,000	2.128%, 4/1/2022	100,000
100,000	2.234%, 4/1/2023	100,193
75,000	6.793%, 4/1/2030	85,844
	Santa Clara Valley Transportation Authority,
	Sales Tax Revenue, Build America Bonds
75,000	4.899%, 4/1/2022	75,000
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	15,563
	State of California, General
	Obligation Unlimited Bond
125,000	2.25%, 10/1/2023	125,106
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	245,698
25,000	5.30%, 12/1/2023	26,166

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 3.38%, Continued	Value
	State of Georgia, School Construction Bonds
$15,000	4.35%, 2/1/2029	$15,299
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	26,190
	State of Mississippi, General Obligation Bond
100,000	5.00%, 11/1/2024	104,786
	State of Oregon, General Obligation,
	Board of Higher Educations – Taxable
5,000	5.742%, 8/1/2024	5,220
	Toledo City School District,
	General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	237,666
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	116,853
	TOTAL MUNICIPAL BONDS
	(Cost $1,931,016)	1,895,473

	OTHER SECURITIES – 1.95%
	Independent Power and Renewable
	Electricity Producers – 1.95%
24,500	Tennessee Valley Authority, Series D,
	PAARS, Power Bond	580,650
	2.134%, (reset annually @ CMT 30 year index average
	+ 94 bps if lower than current rate), 6/1/2028 (c)
21,300	Tennessee Valley Authority, Series A	512,265
	2.216%, (reset annually @ CMT 30 year index average
	+ 84 bps if lower than current rate), 5/1/2029 (c)
	TOTAL OTHER SECURITIES
	(Cost $1,148,325)	1,092,915

Shares	SHORT-TERM INVESTMENTS – 7.85%
	Money Market Fund – 2.34%
1,312,824	First American Treasury Obligations
	Fund, Class Z, 0.18% (e)	1,312,824
	TOTAL MONEY MARKET FUNDS
	(Cost $1,312,824)	1,312,824

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Principal
Amount	SHORT-TERM INVESTMENTS – 7.85%, Continued	Value
	Cash Management Bill – 0.89%
$500,000	0.40%, 6/14/2022 (e)	$499,594
	TOTAL CASH MANAGEMENT BILL
	(Cost $499,517)	499,594
	U.S. Treasury Bills – 4.62%
600,000	0.61%, 7/14/2022 (e)	598,950
500,000	0.91%, 9/1/2022 (e)	498,068
1,000,000	1.02%, 10/6/2022 (e)	994,652
500,000	1.11%, 12/1/2022 (e)	496,238
	TOTAL U.S. TREASURY BILLS
	(Cost $2,592,652)	2,587,908
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,404,993)	4,400,326
	Total Investments in Securities
	(Cost $42,119,432) – 99.90%	55,998,187
	Other Assets in Excess of Liabilities – 0.10%	53,062
	TOTAL NET ASSETS – 100.00%	$56,051,249

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2022.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2022, the value of these investments was $150,530 or 0.27% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of March 31, 2022.
(f)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares	COMMON STOCKS – 93.81%	Value

	Aerospace and Defense – 3.94%
2,425	Lockheed Martin Corp.	$1,070,395

	Automobiles – 3.49%
99,030	Porsche Automobil Holding SE – ADR	948,707

	Beverages – 1.30%
3,703	Heineken N.V. (b)	354,672

	Building Products – 1.75%
9,303	Masco Corp.	474,453

	Chemicals – 2.79%
24,020	Valvoline, Inc.	758,071

	Commercial Services & Supplies – 3.37%
26,485	Herman Miller, Inc.	915,322

	Diversified Financial Services – 4.30%
3,315	Berkshire Hathaway, Inc. – Class B (a)	1,169,897

	Health Care Providers & Services – 14.16%
12,693	Centene Corp. (a)	1,068,624
15,934	CVS Health Corp.	1,612,680
3,818	McKesson Corp.	1,168,804
		3,850,108

	Household Durables – 3.02%
7,982	Sony Corp. – ADR (a)	819,831

	Insurance – 8.07%
90,190	AIA Group, Ltd. (b)	949,302
843	Markel Corp. (a)	1,243,627
		2,192,929

	Interactive Media & Services – 6.12%
7,243	Baidu, Inc. – ADR (a)	958,249
14,755	Tencent Holdings, Ltd. (b)	704,852
		1,663,101

	Internet & Direct Marketing Retail – 0.07%
638	JD.com, Inc. – Class A (a) (b)	19,059

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Shares	COMMON STOCKS – 93.81%, Continued	Value

	IT Services – 4.53%
6,045	Cognizant Technology Solutions Corp. – Class A	$542,055
6,800	Fiserv, Inc. (a)	689,520
		1,231,575

	Media – 11.33%
15,637	Comcast Corp. – Class A	732,124
142,214	Grupo Televisa S.A.B. – ADR	1,663,904
5,058	Liberty Broadband Corp. – Class C (a)(d)	684,449
		3,080,477

	Metals & Mining – 4.40%
48,780	Barrick Gold Corp. (b)	1,196,573

	Personal Products – 2.04%
12,170	Unilever plc – ADR	554,587

	Pharmaceuticals – 7.59%
7,148	AstraZeneca plc – ADR	474,199
2,849	Johnson & Johnson	504,928
12,340	Novartis AG – ADR	1,082,835
		2,061,962

	Road & Rail – 2.32%
7,630	Canadian Pacific Railway, Ltd. (b)	629,780

	Software – 5.24%
1,593	Microsoft Corp.	491,138
11,279	Oracle Corp.	933,112
		1,424,250

	Specialty Retail – 3.98%
5,225	Advance Auto Parts, Inc.	1,081,366
	TOTAL COMMON STOCKS
	(Cost $20,261,487)	25,497,115

	PREFERRED STOCK – 5.04%

	Technology Hardware,
	Storage & Peripherals – 5.04%
26,375	Samsung Electronics Co., Ltd., 1.72% (b)	1,370,921
	TOTAL PREFERRED STOCK
	(Cost $491,783)	1,370,921

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

Shares	MONEY MARKET FUND – 1.08%	Value
293,471	First American Treasury Obligations
	Fund, Class Z, 0.18% (c)	$293,471
	TOTAL MONEY MARKET FUND
	(Cost $293,471)	293,471
	Total Investments in Securities
	(Cost $21,046,741) – 99.93%	27,161,507
	Other Assets in Excess of Liabilities – 0.07%	19,232
	TOTAL NET ASSETS – 100.00%	$27,180,739

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2022.
(d)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited), Continued

COUNTRY ALLOCATION
Country	% of Net Assets
United States	56.4%
Canada	6.8%
China	6.3%
Mexico	6.2%
Republic of Korea	5.1%
Switzerland	4.0%
United Kingdom	3.8%
Hong Kong	3.5%
Germany	3.5%
Japan	3.1%
Netherlands	1.3%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2022 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$282,478,383 and $42,119,432, respectively)	$414,132,666	$55,998,187
Receivables:
Fund shares issued	504,369	—
Dividends and interest	384,792	121,501
Dividend tax reclaim	452,520	48,233
Prepaid expenses	35,211	22,539
Total assets	$415,509,558	$56,190,460

LIABILITIES
Payables:
Investments purchased	—	60,788
Fund shares redeemed	338,716	—
Advisory fees	237,008	23,687
Administration and fund accounting fees	34,518	12,376
Audit fees	11,219	11,220
12b-1 distribution fees	133,029	10,472
Chief Compliance Officer fee	1,516	2,455
Custody fees	8,175	3,526
Legal fees	1,345	2,190
Shareholder reporting	2,638	1,957
Shareholder servicing fees	43,724	7,403
Transfer agent fees and expenses	7,427	3,137
Total liabilities	819,315	139,211
NET ASSETS	$414,690,243	$56,051,249
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$342,956,403	$43,470,130
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	6,379,280	1,186,093
Net asset value, offering and redemption price per share	$53.76	$36.65

Retail Shares
Net assets applicable to shares outstanding	$71,733,840	$12,581,119
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,341,608	344,042
Net asset value, offering and redemption price per share	$53.47	$36.57

COMPOSITION OF NET ASSETS
Paid-in capital	$268,183,843	$40,721,344
Total distributable earnings	146,506,400	15,329,905
Net assets	$414,690,243	$56,051,249

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2022 (Unaudited)

Scharf Global
Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $21,046,741)	$27,161,507
Receivables:
Dividends and interest	36,245
Dividend tax reclaim	20,483
Due from Adviser (Note 4)	216
Prepaid expenses	12,034
Total assets	27,230,485
LIABILITIES
Payables:
Audit fees	10,471
Shareholder servicing fees	5,848
12b-1 distribution fees	17,195
Administration and fund accounting fees	7,170
Legal fees	1,892
Chief Compliance Officer fee	1,516
Custody fees	3,192
Transfer agent fees and expenses	1,468
Shareholder reporting	994
Total liabilities	49,746
NET ASSETS	$27,180,739

CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$27,180,739
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	778,258
Net asset value, offering and redemption price per share	$34.93
COMPOSITION OF NET ASSETS
Paid-in capital	$20,149,262
Total distributable earnings	7,031,477
Net assets	$27,180,739

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2022 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $115,975 and $12,330, respectively)	$3,024,912	$376,095
Interest	4,407	93,701
Total income	3,029,319	469,796
Expenses
Advisory fees (Note 4)	1,606,672	268,648
Shareholder servicing fees – Institutional Class (Note 6)	113,006	17,961
12b-1 distribution fees – Retail Class (Note 5)	91,046	12,851
Administration and fund accounting fees (Note 4)	88,261	32,524
Shareholder servicing fees – Retail Class (Note 6)	36,093	4,956
Transfer agent fees and expenses (Note 4)	20,426	7,693
Custody fees (Note 4)	20,212	6,256
Registration fees	17,715	15,305
Audit fees	11,219	11,219
Trustee fees and expenses	6,670	5,928
Reports to shareholders	6,480	3,066
Chief Compliance Officer fee (Note 4)	5,267	5,267
Miscellaneous expenses	5,235	4,554
Legal fees	3,821	3,275
Insurance expense	3,821	1,526
Interest expense	594	—
Total expenses	2,036,538	401,029
Less: advisory fee waiver (Note 4)	(169,123)	(125,292)
Net expenses	1,867,415	275,737
Net investment income	1,161,904	194,059
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	18,458,218	1,696,667
Foreign currency	(837)	7
Net change in unrealized appreciation/(depreciation) on:
Investments	12,549,081	746,639
Foreign currency	(4,337)	(441)
Net realized and unrealized gain on
investments and foreign currency	31,002,125	2,442,872
Net Increase in Net Assets
Resulting from Operations	$32,164,029	$2,636,931

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2022 (Unaudited)

Scharf Global
Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $14,744)	$203,789
Interest	30
Total income	203,819
Expenses
Advisory fees (Note 4)	131,918
Administration and fund accounting fees (Note 4)	20,897
Audit fees	10,470
Registration fees	9,275
12b-1 distribution fees – Retail Class (Note 5)	8,430
Trustee fees and expenses	5,969
Chief Compliance Officer fee (Note 4)	5,267
Custody fees (Note 4)	5,204
Shareholder servicing fees – Retail Class (Note 6)	5,147
Transfer agent fees and expenses (Note 4)	4,059
Miscellaneous expenses	3,587
Reports to shareholders	3,329
Legal fees	3,233
Insurance expense	1,356
Interest expense	15
Total expenses	218,156
Less: advisory fee waiver and expense reimbursement (Note 4)	(132,623)
Net expenses	85,533
Net investment income	118,286
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	780,785
Foreign currency	(1,165)
Net change in unrealized appreciation/(depreciation) on:
Investments	756,839
Foreign currency	(546)
Net realized and unrealized gain on investments and foreign currency	1,535,913
Net Increase in Net Assets Resulting from Operations	$1,654,199

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,161,904	$2,682,554
Net realized gain/(loss) from:
Investments	18,458,218	38,414,239
Foreign currency	(837)	(8,212)
Net change in unrealized appreciation/(depreciation) on:
Investments	12,549,081	37,547,732
Foreign currency	(4,337)	(4,092)
Net increase in net assets resulting from operations	32,164,029	78,632,221
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(31,966,632)	(10,685,640)
Net dividends and distributions to shareholders –
Retail Class shares	(6,885,587)	(2,293,886)
Total distributions to shareholders	(38,852,219)	(12,979,526)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	20,762,261	(14,313,106)
Total increase in net assets	14,074,071	51,339,589
NET ASSETS
Beginning of period	400,616,172	349,276,583
End of period	$414,690,243	$400,616,172

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	477,356	$25,845,300	802,759	$42,343,492
Shares issued on
reinvestments of distributions	596,014	31,648,329	222,392	10,645,906
Shares redeemed*	(697,303)	(37,942,041)	(1,166,051)	(60,339,692)
Net increase/(decrease)	376,067	$19,551,588	(140,900)	$(7,350,294)
* Net of redemption fees of		$176		$3,643

Retail Class
	Six Months Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	26,592	$1,419,195	28,398	$1,492,831
Shares issued on
reinvestments of distributions	130,261	6,885,588	48,096	2,293,220
Shares redeemed*	(132,783)	(7,094,110)	(213,599)	(10,748,863)
Net increase/(decrease)	24,070	$1,210,673	(137,105)	$(6,962,812)
* Net of redemption fees of		$39		$824

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$194,059	$370,678
Net realized gain/(loss) from:
Investments	1,696,667	4,426,537
Foreign currency	7	(957)
Net change in unrealized appreciation/(depreciation) on:
Investments	746,639	2,755,260
Foreign currency	(441)	(386)
Net increase in net assets resulting from operations	2,636,931	7,551,132
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(3,934,277)	(1,548,665)
Net dividends and distributions to shareholders –
Retail Class	(614,362)	(258,219)
Total distributions to shareholders	(4,548,639)	(1,806,884)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	7,420,376	(3,010,853)
Total increase in net assets	5,508,668	2,733,395
NET ASSETS
Beginning of period	50,542,581	47,809,186
End of period	$56,051,249	$50,542,581

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	28,664	$1,110,274	60,444	$2,297,678
Shares issued on
reinvestments of distributions	106,834	3,890,881	44,293	1,532,089
Shares redeemed*	(96,235)	(3,607,211)	(147,401)	(5,430,203)
Net increase/(decrease)	39,263	$1,393,944	(42,664)	$(1,600,436)
* Net of redemption fees of		$1,551		$—

Retail Class
	Six Months Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued in connection
with reorganization (Note 12)	177,701	$6,499,254	—	$—
Shares sold	14,952	552,045	13,527	490,410
Shares issued on
reinvestments of distributions	16,888	614,362	7,472	258,218
Shares redeemed*	(44,481)	(1,639,229)	(59,037)	(2,159,045)
Net increase/(decrease)	165,060	$6,026,432	(38,038)	$(1,410,417)
* Net of redemption fees of		$440		$—

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$118,286	$219,459
Net realized gain/(loss) from:
Investments	780,785	2,401,682
Foreign currency	(1,165)	(1,195)
Net change in unrealized appreciation/(depreciation) on:
Investments	756,839	2,363,420
Foreign currency	(546)	(242)
Net increase in net assets resulting from operations	1,654,199	4,983,124
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,526,187)	(448,307)
Total distributions to shareholders	(2,526,187)	(448,307)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	2,410,065	2,401,597
Total increase in net assets	1,538,077	6,936,414
NET ASSETS
Beginning of period	25,642,662	18,706,248
End of period	$27,180,739	$25,642,662

(a) A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2022		Year Ended
	(Unaudited)		September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	23,896	$862,602	127,274	$4,352,999
Shares issued on
reinvestments of distributions	74,917	2,526,187	14,227	448,307
Shares redeemed*	(27,991)	(978,724)	(72,125)	(2,399,709)
Net increase	70,822	$2,410,065	69,376	$2,401,597
* Net of redemption fees of		$1,219		$—

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended,
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$54.78		$46.02	$46.21	$46.72	$44.08	$40.47

Income from
investment operations:
Net investment income^	0.17		0.39	0.34	0.23	0.26	0.09
Net realized and unrealized
gain on investments
and foreign currency	4.22		10.14	3.35	2.99	3.61	3.59
Total from
investment operations	4.39		10.53	3.69	3.22	3.87	3.68

Less distributions:
From net
investment income	(0.38)		(0.37)	(0.24)	(0.39)	(0.08)	(0.07)
From net realized
gain on investments	(5.03)		(1.40)	(3.64)	(3.34)	(1.15)	—
Total distributions	(5.41)		(1.77)	(3.88)	(3.73)	(1.23)	(0.07)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$53.76		$54.78	$46.02	$46.21	$46.72	$44.08

Total return	8.13	%‡	23.43%	8.12%	7.61%	8.93%	9.10%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$342,956		$328,886	$282,746	$298,028	$350,205	$488,084
Ratio of expenses
to average net assets:
Before fee waivers	0.94	%†	0.94%	1.00%	1.06%	1.08%	1.20%
After fee waivers	0.86	%†	0.86%	0.90%	0.96%	0.96%	1.07%
Ratio of net investment
income to average net assets:
Before fee waivers	0.53	%†	0.66%	0.68%	0.44%	0.47%	0.09%
After fee waivers	0.61	%†	0.74%	0.78%	0.54%	0.59%	0.22%
Portfolio turnover rate	7.94	%‡	29.21%	52.15%	47.87%	39.71%	21.63%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months
	Ended,
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$54.44		$45.74	$45.95	$46.43	$43.87	$40.32

Income from
investment operations:
Net investment
income/(loss)^	0.09		0.24	0.22	0.11	0.12	(0.02)
Net realized and unrealized
gain on investments
and foreign currency	4.19		10.09	3.33	2.98	3.59	3.57
Total from
investment operations	4.28		10.33	3.55	3.09	3.71	3.55

Less distributions:
From net
investment income	(0.22)		(0.23)	(0.12)	(0.23)	—	—
From net realized
gain on investments	(5.03)		(1.40)	(3.64)	(3.34)	(1.15)	—
Total distributions	(5.25)		(1.63)	(3.76)	(3.57)	(1.15)	—
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$53.47		$54.44	$45.74	$45.95	$46.43	$43.87

Total return	7.98	%‡	23.08%	7.83%	7.32%	8.58%	8.80%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$71,734		$71,730	$66,531	$72,710	$70,365	$88,843
Ratio of expenses
to average net assets:
Before fee waivers	1.22	%†	1.22%	1.29%	1.34%	1.39%	1.47%
After fee waivers	1.14	%†	1.14%	1.19%	1.24%	1.27%	1.34%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers	0.25	%†	0.38%	0.39%	0.16%	0.16%	(0.17)%
After fee waivers	0.33	%†	0.46%	0.49%	0.26%	0.28%	(0.04)%
Portfolio turnover rate	7.94	%‡	29.21%	52.15%	47.87%	39.71%	21.63%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended,
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$38.14		$34.01	$33.55	$33.58	$32.27	$30.60

Income from
investment operations:
Net investment income^	0.14		0.28	0.33	0.38	0.34	0.15
Net realized and unrealized
gain on investments
and foreign currency	1.86		5.18	2.60	1.70	1.67	1.94
Total from
investment operations	2.00		5.46	2.93	2.08	2.01	2.09

Less distributions:
From net
investment income	(0.30)		(0.31)	(0.43)	(0.49)	(0.07)	(0.20)
From net realized
gain on investments	(3.19)		(1.02)	(2.04)	(1.62)	(0.63)	(0.22)
Total distributions	(3.49)		(1.33)	(2.47)	(2.11)	(0.70)	(0.42)
Paid-in capital
from redemption fees	0.00	^#	—	—	—	—	0.00 ^#
Net asset value,
end of period	$36.65		$38.14	$34.01	$33.55	$33.58	$32.27

Total return	5.30	%‡	16.46%	8.99%	6.89%	6.32%	6.94%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$43,470		$43,738	$40,450	$43,865	$46,366	$60,061
Ratio of expenses
to average net assets:
Before fee waivers	1.43	%†	1.46%	1.47%	1.45%	1.44%	1.47%
After fee waivers	0.97	%†	0.97%	0.96%	0.98%	0.97%	1.02%
Ratio of net investment
income to average net assets:
Before fee waivers	0.31	%†	0.28%	0.50%	0.71%	0.59%	0.04%
After fee waivers	0.77	%†	0.77%	1.01%	1.18%	1.06%	0.49%
Portfolio turnover rate	10.73	%‡	28.67%	48.02%	45.52%	36.29%	30.04%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months
	Ended,
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$38.02		$33.91	$33.47	$33.44	$32.16	$30.54

Income from
investment operations:
Net investment income^	0.08		0.19	0.24	0.29	0.26	0.07
Net realized and unrealized
gain on investments
and foreign currency	1.85		5.17	2.59	1.72	1.65	1.94
Total from
investment operations	1.93		5.36	2.83	2.01	1.91	2.01

Less distributions:
From net
investment income	(0.20)		(0.23)	(0.35)	(0.36)	(0.00)	(0.17)
From net realized
gain on investments	(3.18)		(1.02)	(2.04)	(1.62)	(0.63)	(0.22)
Total distributions	(3.38)		(1.25)	(2.39)	(1.98)	(0.63)	(0.39)
Paid-in capital from
redemption fees	0.00	^#	—	0.00 ^#	—	—	—
Net asset value,
end of period	$36.57		$38.02	$33.91	$33.47	$33.44	$32.16

Total return	5.13	%‡	16.18%	8.68%	6.66%	6.00%	6.68%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$12,581		$6,805	$7,359	$5,874	$7,361	$8,998
Ratio of expenses
to average net assets:
Before fee waivers	1.69	%†	1.72%	1.74%	1.70%	1.70%	1.73%
After fee waivers	1.23	%†	1.23%	1.23%	1.23%	1.23%	1.28%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers	0.02	%†	0.03%	0.23%	0.45%	0.33%	(0.21)%
After fee waivers	0.48	%†	0.52%	0.74%	0.92%	0.80%	0.24%
Portfolio turnover rate	10.73	%‡	28.67%	48.02%	45.52%	36.29%	30.04%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months
	Ended,
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$36.25		$29.32	$29.98	$31.30	$29.76	$26.89

Income from
investment operations:
Net investment income	0.16	^	0.31	0.28	0.37	0.31	0.18 ^
Net realized and unrealized
gain on investments
and foreign currency	2.05		7.31	2.22	0.90	3.05	3.03
Total from
investment operations	2.21		7.62	2.50	1.27	3.36	3.21

Less distributions:
From net
investment income	(0.30)		(0.23)	(0.41)	(0.28)	(0.21)	(0.14)
From net realized
gain on investments	(3.23)		(0.46)	(2.75)	(2.31)	(1.61)	(0.20)
Total distributions	(3.53)		(0.69)	(3.16)	(2.59)	(1.82)	(0.34)
Paid-in capital from
redemption fees	0.00	^#	—	—	—	0.00 ^#	0.00 ^#
Net asset value,
end of period	$34.93		$36.25	$29.32	$29.98	$31.30	$29.76

Total return	6.46	%‡	26.33%	8.09%	4.92%	11.72%	12.10%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$27,181		$25,643	$18,706	$17,763	$28,353	$30,307
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	1.64	%†	1.84%	1.99%	1.96%	1.72%	1.90%
After fee waivers and
expense reimbursement	0.64	%†	0.76%	0.70%	0.59%	0.52%	0.65%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers and
expense reimbursement	(0.11	)%†	(0.16)%	(0.42)%	(0.31)%	(0.26)%	(0.60)%
After fee waivers and
expense reimbursement	0.89	%†	0.92%	0.87%	1.06%	0.94%	0.65%
Portfolio turnover rate	11.98	%‡	37.42%	60.69%	73.90%	65.99%	75.78%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011, and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively.  The Scharf Global Opportunity Fund commenced operations on October 14, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination.  Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statement of changes.

G.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Accounting Pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Restricted Securities: The Funds’ may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law.  Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At March 31, 2022, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933.  There were no other restricted investments held by the Funds’ at March 31, 2022.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2022:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$35,685,035	$—	$—	$35,685,035
Consumer Discretionary	19,429,612	—	—	19,429,612
Consumer Staples	26,228,147	—	—	26,228,147
Financials	51,040,592	—	—	51,040,592
Health Care	106,321,710	—	—	106,321,710
Industrials	55,145,903	—	—	55,145,903
Information Technology	76,438,039	—	—	76,438,039
Materials	16,223,734	—	—	16,223,734
Total Common Stocks	386,512,772	—	—	386,512,772
Preferred Stock
Information Technology	11,880,104	—	—	11,880,104
Total Preferred Stock	11,880,104	—	—	11,880,104
U.S. Treasury Bills	—	6,639,188	—	6,639,188
Money Market Fund	9,100,602	—	—	9,100,602
Total Investments
in Securities	$407,493,478	$6,639,188	$—	$414,132,666

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,404,187	$—	$—	$3,404,187
Consumer Discretionary	2,158,882	—	—	2,158,882
Consumer Staples	2,536,568	—	—	2,536,568
Financials	4,982,547	—	—	4,982,547
Health Care	10,269,931	—	—	10,269,931
Industrials	5,374,560	—	—	5,374,560
Information Technology	7,283,841	—	—	7,283,841
Materials	1,564,334	—	—	1,564,334
Total Common Stocks	37,574,850	—	—	37,574,850
Preferred Stocks
Capital Markets	—	724,500	—	724,500
Closed-End Fund	1,508,043	—	—	1,508,043
Information Technology	1,547,906	—	—	1,547,906
Total Preferred Stocks	3,055,949	724,500	—	3,780,449
REITs	1,116,784	—	—	1,116,784
Exchange-Traded Funds	2,876,472	—	—	2,876,472
Fixed Income
Corporate Bonds	—	3,260,918	—	3,260,918
Municipal Bonds	—	1,895,473	—	1,895,473
Total Fixed Income	—	5,156,391	—	5,156,391
U.S. Treasury Bills	—	3,087,502	—	3,087,502
Other Securities	1,092,915	—	—	1,092,915
Money Market Fund	1,312,824	—	—	1,312,824
Total Investments
in Securities	$47,029,794	$8,968,393	$—	$55,998,187

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

Scharf Global Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,692,286	$—	$—	$5,692,286
Consumer Discretionary	1,920,256	—	—	1,920,256
Consumer Staples	909,259	—	—	909,259
Financials	3,362,826	—	—	3,362,826
Health Care	5,912,070	—	—	5,912,070
Industrials	3,089,950	—	—	3,089,950
Information Technology	2,655,824	—	—	2,655,824
Materials	1,954,644	—	—	1,954,644
Total Common Stocks	25,497,115	—	—	25,497,115
Preferred Stocks
Information Technology	1,370,921	—	—	1,370,921
Total Preferred Stocks	1,370,921	—	—	1,370,921
Money Market Fund	293,471	—	—	293,471
Total Investments
in Securities	$27,161,507	$—	$—	$27,161,507

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known.  The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Scharf Fund pays fees calculated at an annual rate of 0.78% based upon the average daily net assets of the Fund. The Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2022, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund	0.88%
Scharf Global Opportunity Fund	0.54%

Percent of average daily net assets of each Fund.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2022, the Adviser reduced its fees in the amount of $169,123, $125,292, and $132,623, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.

No amounts were recouped by the Adviser.  The expense limitation for the Funds will remain in effect through at least January 27, 2023.  The Expense Caps may be

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

terminated only by the Board of Trustees (the “Board”) of the Trust.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

		Scharf Multi-Asset		Scharf Global
		Opportunity		Opportunity
Scharf Fund		Fund		Fund
Year	Amount	Year	Amount	Year	Amount
9/30/22	$150,208	9/30/22	$111,023	9/30/22	$125,070
9/30/23	332,172	9/30/23	232,919	9/30/23	233,218
9/30/24	331,385	9/30/24	246,375	9/30/24	257,887
3/31/25	169,123	3/31/25	125,292	3/31/25	132,623
	$982,888		$715,609		$748,798

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for these services for the six months ended March 31, 2022, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2022, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2022, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, and $2,200,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2022, the Scharf Multi-Asset Opportunity Fund did not draw upon its line of credit. During the six months ended March 31, 2022, the Scharf Fund and Scharf Global Opportunity Fund drew on their line of credit.

The Scharf Fund had an outstanding average balance of $36,159, paid a weighted average interest rate of 3.25%, and incurred interest expense of $594.  During the six months ended March 31, 2022, the maximum borrowing by the Fund was $3,364,000.

The Scharf Global Opportunity Fund had an outstanding average balance of $896, paid a weighted average interest rate of 3.25%, and incurred interest expense of $15.  During the six months ended March 31, 2022, the maximum borrowing by the Fund was $163,000.

At March 31, 2022, the Funds had no outstanding loan amounts.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities, were as follows:

	Purchases	Sales
Scharf Fund	$25,098,401	$36,523,239
Scharf Multi-Asset Opportunity Fund	5,381,063	6,790,014
Scharf Global Opportunity Fund	3,304,766	3,156,188

During the six months ended March 31, 2022, there were $6,637,043 in purchases and $0 in sales of U.S. Government securities in the Scharf Fund.  The Scharf Multi-Asset Opportunity Fund had $10,578,022 in purchases and $0 in sales of U.S. Government securities, while the Scharf Global Opportunity Fund did not have any purchases or sales of U.S. Government securities.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2021, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$283,666,238	$38,574,762
Gross unrealized appreciation	124,433,934	12,581,848
Gross unrealized depreciation	(8,008,398)	(671,104)
Net unrealized appreciation (a)	116,425,536	11,910,744
Net unrealized appreciation on foreign currency	1,637	162
Undistributed ordinary income	3,930,518	631,478
Undistributed long-term capital gains	32,836,899	3,678,367
Total distributable earnings	36,767,417	4,309,845
Other accumulated gains/(losses)	—	(25,481)
Total accumulated earnings/(losses)	$153,194,590	$16,195,270

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

Scharf Global
Opportunity
Fund
Cost of investments (a)	$20,890,192
Gross unrealized appreciation	6,395,257
Gross unrealized depreciation	(1,283,738)
Net unrealized appreciation (a)	5,111,519
Net unrealized appreciation/(depreciation) on foreign currency	(102)
Undistributed ordinary income	438,967
Undistributed long-term capital gains	2,066,490
Total distributable earnings	2,505,457
Other accumulated gains/(losses)	286,591
Total accumulated earnings/(losses)	$7,903,465

(a)	The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

The tax character of distributions paid during the years ended September 30, 2021, and September 30, 2020, was as follows:

	March 31, 2022		September 30, 2021
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$4,142,207	$34,710,012	$2,929,952	$10,049,574
Scharf Multi-Asset
Opportunity Fund	692,216	3,856,423	470,643	1,336,241
Scharf Global
Opportunity Fund	459,693	2,066,494	148,519	299,788

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2021.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund	Retail Class	Institutional Class
Morgan Stanley Smith Barney LLC	—	46.69%
National Financial Services LLC	89.63%	—

Scharf Multi-Asset Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	81.22%	88.83%

Scharf Global Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	51.25%	—
Brian Alan Krawez and Karen Krawez Trust	30.30%	—

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small-and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Multi-Asset Fund.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2022 (Unaudited), Continued

re-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

NOTE 12 – FUND REORGANIZATION

On September 23, 2021, the Board of Trustees of Advisors Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization whereby the Scharf Alpha Opportunity Fund (the “Acquired Fund”) reorganized and merged into the Scharf Multi-Asset Opportunity Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization).  The Reorganization was structured as a tax-free reorganization for federal tax purposes and was effective as of the close of business on December 17, 2021.

The Reorganization was accomplished by a tax-free exchange of 254,271 shares of the Alpha Opportunity Fund Retail Class for 177,701 shares of the Multi-Asset Opportunity Fund Retail Class. At the close of business on December 17, 2021, the net assets of the Alpha Opportunity Fund Retail Class were $6,499,254 and the net assets of the Multi-Asset Opportunity Fund Retail Class were $7,193,020. After the reorganization, the net assets of the Multi-Asset Opportunity Fund Retail Class were $13,692,274.

The total net assets of the Alpha Opportunity Fund Retail Class of $6,499,254 included $39,704 of accumulated realized gains and $1,337,923 of unrealized net appreciation.  Assuming the reorganization had been completed on October 1, 2021, the beginning of the reporting period for the Multi-Asset Opportunity Fund, the pro forma results of operations for the six-month period ended March 31, 2022, would have been as follows:

Net investment income	$88,832
Net realized gain on investments	1,653,191
Change in unrealized appreciation on investments	966,973
Net increase in net assets resulting from operations	$2,708,996

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization, it is not practical to separate the amounts of revenue and earnings for the Alpha Opportunity Fund that have been included in the Multi-Asset Opportunity’s statement of operations since December 17, 2021.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020, through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), and Scharf Global Opportunity Fund (the “Global Opportunity Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Advisor’s business continuity plan has operated throughout the COVID-19 pandemic.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser via videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2021 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”),  and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Scharf Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-year period and outperformed for the three- and five-year periods ended June 30, 2021. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2021. The Board also considered that the Fund performed below the average of its Cohort for the one- and five-year period, but above the average for the three-year period ended June 30, 2021.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed its similar account composite for the one-year period and slightly outperformed for the three-year periods ended June 30, 2021.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Multi-Asset Fund: The Board noted that the Fund performed below the average of its Morningstar peer group for the one-year period, above the average for the three-year period and slightly above the average for the five-year period ended June 30, 2021. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods and outperformed its secondary benchmark index for the one-, three- and five-year periods ended June 30, 2021. The Board also considered that the Fund performed below the average of its Cohort for the one- and five-year periods and above the average for the three-year period ended June 30, 2021.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three- and five-year periods ended June 30, 2021.

Global Opportunity Fund: The Board noted that the Fund outperformed each of the Morningstar peer group average, a broad-based securities market benchmark that served as its primary benchmark, and its Cohort average over the one-, three- and five-year periods ended June 30, 2021.

The Board noted that the Adviser stated it does not manage any other accounts similarly to the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the Morningstar peer funds, the Cohort and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.79% (excluding certain operating expenses and class-level expenses, the “Expense Cap”).  The Board noted that the Fund’s total net expense ratio was below the Morningstar peer group average, but above the median. The Board also considered that the Fund’s contractual management fee was above the average and the median of the Morningstar peer group. The Board noted that the Fund’s contractual management fee and net expense ratio were each

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

above the Cohort median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.88% (excluding certain operating expenses and class-level expenses, the “Expense Cap”).  The Board noted that the Fund’s contractual management fee and total net expense ratio were each above the Morningstar peer group median and average. The Board also considered that the contractual management fee was above the Cohort median and average and the total net expense ratio was below the Cohort median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients.

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (excluding certain operating expenses and class-level expenses, the “Expense Cap”).  The Board noted that the Fund’s total net expense ratio was below each of the Morningstar peer group and the Cohort median and average.  The Board also considered that the contractual management fee of the Fund was above each of the Cohort and the Morningstar peer group median and average.  The Board noted that the Adviser does not manage any other accounts similarly to that of the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.	THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, and Global Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Blvd., Suite 207
Los Gatos, CA 95032

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF. Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   6/6/2022

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date   6/6/2022

* Print the name and title of each signing officer under his or her signature.